Operating costs - Other external charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Research and development expenditure	£ 34	£ 35	£ 36
Maintenance and repairs expense	£ 105	£ 103	£ 117